Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.8%
AGL Energy Ltd.	59,520	$811,105
Aristocrat Leisure Ltd.	78,146	1,702,379
ASX Ltd.	41,380	2,346,841
Brambles Ltd.	245,090	2,021,192
Coca-Cola Amatil Ltd.	51,550	360,481
Cochlear Ltd.	11,107	1,618,740
Computershare Ltd.	62,690	684,134
CSL Ltd.	70,329	12,405,465
Dexus	254,662	2,100,129
Flight Centre Travel Group Ltd.	9,201	269,979
Goodman Group	372,097	3,688,966
GPT Group (The)	402,633	1,650,494
Insurance Australia Group Ltd.	418,239	2,287,878
Lendlease Group	85,627	1,102,574
Medibank Pvt Ltd.	702,306	1,635,426
Mirvac Group	808,439	1,787,887
REA Group Ltd.	18,056	1,350,825
Rio Tinto Ltd.	104,733	6,557,520
Telstra Corp. Ltd.	956,796	2,300,554
Washington H Soul Pattinson & Co. Ltd.	21,926	328,101
Wesfarmers Ltd.	192,975	5,286,097
Woodside Petroleum Ltd.	124,422	2,760,202

		55,056,969

Austria — 0.2%
OMV AG	16,939	988,744
Verbund AG	8,242	445,967

		1,434,711

Belgium — 0.2%
Colruyt SA	8,226	457,399
Proximus SADP	34,606	1,062,884

		1,520,283

Canada — 6.3%
Canadian Imperial Bank of Commerce	71,835	6,138,235
Canadian National Railway Co.	126,012	11,293,958
Canadian Pacific Railway Ltd.	23,512	5,357,842
CCL Industries Inc., Class B, NVS	26,077	1,075,539
CGI Inc.(a)	35,299	2,749,581
CI Financial Corp.	66,497	969,869
Constellation Software Inc./Canada	4,578	4,530,909
Gildan Activewear Inc.	27,717	709,611
Great-West Lifeco Inc.	56,319	1,372,464
iA Financial Corp. Inc.	21,928	1,058,236
IGM Financial Inc.	8,273	233,961
Intact Financial Corp.	26,175	2,706,419
Inter Pipeline Ltd.	58,599	985,752
Keyera Corp.	35,348	821,071
Kirkland Lake Gold Ltd.	48,372	2,276,264
Magna International Inc.	45,463	2,449,644
Manulife Financial Corp.	328,477	6,130,438
Pembina Pipeline Corp.	67,271	2,373,307
Power Financial Corp.	42,023	984,752
Saputo Inc.	23,643	687,155
Sun Life Financial Inc.	112,675	5,065,596
West Fraser Timber Co. Ltd.	10,789	499,905

		60,470,508

Denmark — 3.9%
Chr Hansen Holding A/S	29,277	2,248,377

Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	23,829	$2,872,748
Demant A/S(a)	13,331	352,010
DSV PANALPINA A/S	33,406	3,243,010
Novo Nordisk A/S, Class B	348,220	19,026,866
Novozymes A/S, Class B	65,875	3,103,079
Orsted A/S(b)	27,360	2,401,090
Pandora A/S	19,950	981,470
Tryg A/S	22,463	627,700
Vestas Wind Systems A/S	34,342	2,804,559

		37,660,909

Finland — 1.9%
Elisa OYJ	39,490	2,157,473
Fortum OYJ	46,138	1,126,763
Kone OYJ, Class B	78,573	5,000,127
Nokian Renkaat OYJ	19,924	569,043
Nordea Bank Abp, New	9,042	66,135
Orion OYJ, Class B	15,274	677,187
Sampo OYJ, Class A	100,089	4,102,548
UPM-Kymmene OYJ	104,317	3,391,352
Wartsila OYJ Abp	58,802	620,731

		17,711,359

France — 9.4%
Airbus SE	80,812	11,578,084
Amundi SA(b)	9,530	680,458
Arkema SA	11,103	1,135,151
AXA SA	401,035	10,597,023
Faurecia SE	8,580	399,930
Hermes International	6,510	4,684,561
Ipsen SA	5,072	540,394
Kering SA	13,950	7,940,409
Legrand SA	35,348	2,759,732
L’Oreal SA	27,994	8,176,412
LVMH Moet Hennessy Louis Vuitton SE	42,160	17,991,204
Sartorius Stedim Biotech	3,804	569,536
SCOR SE	25,837	1,089,011
Societe BIC SA	4,124	286,409
Sodexo SA	9,616	1,057,790
Thales SA	15,269	1,492,936
TOTAL SA	362,533	19,064,229

		90,043,269

Germany — 7.4%
adidas AG	35,922	11,095,151
Allianz SE, Registered	84,089	20,545,253
Aroundtown SA	187,127	1,579,541
Beiersdorf AG	10,803	1,279,359
Continental AG	14,318	1,914,949
Covestro AG(b)	53,085	2,549,607
E.ON SE	262,662	2,648,194
Evonik Industries AG	32,115	847,359
Hannover Rueck SE	13,342	2,363,740
Henkel AG & Co. KGaA	11,738	1,130,797
HOCHTIEF AG	3,170	395,393
HUGO BOSS AG	10,481	441,065
Infineon Technologies AG	164,156	3,182,620
Knorr-Bremse AG	12,091	1,220,650
MTU Aero Engines AG	8,585	2,292,940
RTL Group SA	12,433	631,957
SAP SE	106,906	14,169,245
Siemens Healthineers AG(b)	15,890	675,336

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Symrise AG	20,988	$2,020,270

		70,983,426

Hong Kong — 6.7%
AIA Group Ltd.	2,488,400	24,907,177
ASM Pacific Technology Ltd.	32,100	449,286
CK Infrastructure Holdings Ltd.	155,000	1,116,367
CLP Holdings Ltd.	224,000	2,324,968
Dairy Farm International Holdings Ltd.	63,400	382,302
Galaxy Entertainment Group Ltd.	323,000	2,231,579
Hang Seng Bank Ltd.	172,800	3,611,345
Henderson Land Development Co. Ltd.	333,631	1,670,773
Hong Kong & China Gas Co. Ltd.	1,568,987	3,046,810
Hong Kong Exchanges & Clearing Ltd.	313,900	9,812,254
Kerry Properties Ltd.	158,500	513,658
Link REIT	341,000	3,717,730
Power Assets Holdings Ltd.	159,500	1,138,602
Sands China Ltd.	428,000	2,116,054
Sino Land Co. Ltd.	620,000	928,691
Sun Hung Kai Properties Ltd.	246,000	3,731,886
Swire Properties Ltd.	248,000	781,556
Techtronic Industries Co. Ltd.	202,500	1,588,955
Vitasoy International Holdings Ltd.	88,000	358,166

		64,428,159

Ireland — 0.1%
Kingspan Group PLC	21,609	1,120,062

Israel — 0.5%
Bank Leumi Le-Israel BM	236,712	1,723,838
Check Point Software Technologies Ltd.(a)	22,877	2,571,604
Israel Chemicals Ltd.	118,052	524,333

		4,819,775

Italy — 1.3%
Assicurazioni Generali SpA	186,725	3,786,213
Ferrari NV	21,919	3,507,918
FinecoBank Banca Fineco SpA	104,849	1,181,446
Moncler SpA	45,621	1,757,986
Recordati SpA	17,498	735,381
Snam SpA	226,546	1,162,632

		12,131,576

Japan — 12.5%
ABC-Mart Inc.	100	6,864
Advantest Corp.	38,100	1,742,792
Asahi Kasei Corp.	221,900	2,486,766
Bandai Namco Holdings Inc.	31,000	1,912,104
Calbee Inc.	100	3,349
Daicel Corp.	62,600	565,169
Daifuku Co. Ltd.	16,000	859,905
Dai-ichi Life Holdings Inc.	190,200	3,141,410
Daito Trust Construction Co. Ltd.	23,800	3,163,646
Daiwa House Industry Co. Ltd.	143,200	4,947,523
Disco Corp.	2,700	596,420
Hakuhodo DY Holdings Inc.	63,400	954,768
Hoshizaki Corp.	5,300	453,004
Hoya Corp.	43,900	3,899,650
Inpex Corp.	107,600	1,003,789
Japan Airlines Co. Ltd.	21,700	677,266
Japan Exchange Group Inc.	124,000	2,063,512
Japan Tobacco Inc.	124,000	2,817,113
JSR Corp.	31,900	604,626

Security	Shares	Value

Japan (continued)
Kakaku.com Inc.	62,000	$1,446,982
Kao Corp.	63,800	5,160,420
KDDI Corp.	415,500	11,526,613
Koito Manufacturing Co. Ltd.	17,600	931,243
Kose Corp.	3,400	607,002
Lion Corp.	31,000	652,088
M3 Inc.	63,400	1,527,160
MISUMI Group Inc.	33,300	845,245
Mitsubishi Gas Chemical Co. Inc.	31,700	452,459
MonotaRO Co. Ltd.	31,700	969,137
MS&AD Insurance Group Holdings Inc.	93,000	3,018,704
Nabtesco Corp.	9,500	307,571
Nexon Co. Ltd.(a)	124,000	1,439,526
Nissan Chemical Corp.	31,000	1,284,677
Nitori Holdings Co. Ltd.	8,200	1,252,320
Nitto Denko Corp.	29,400	1,642,625
NTT DOCOMO Inc.	332,200	9,141,992
Obic Co. Ltd.	6,200	782,850
Oracle Corp. Japan	6,600	584,876
Otsuka Corp.	8,300	337,052
Pigeon Corp.	18,300	900,569
Recruit Holdings Co. Ltd.	177,900	5,942,342
Ryohin Keikaku Co. Ltd.	34,500	773,900
Seven Bank Ltd.	127,800	372,388
Shin-Etsu Chemical Co. Ltd.	69,000	7,761,343
Shionogi & Co. Ltd.	31,700	1,911,296
SMC Corp./Japan	6,800	2,968,336
Sompo Holdings Inc.	62,000	2,451,210
Sony Financial Holdings Inc.	31,900	690,200
Sysmex Corp.	15,100	989,905
T&D Holdings Inc.	124,000	1,399,380
Taisei Corp.	31,000	1,233,060
Tokio Marine Holdings Inc.	128,300	6,964,196
Tokyo Gas Co. Ltd.	31,000	758,762
Tosoh Corp.	62,000	859,128
Trend Micro Inc./Japan	17,400	885,250
Tsuruha Holdings Inc.	2,000	226,262
Unicharm Corp.	48,000	1,637,963
USS Co. Ltd.	31,700	617,550
Yaskawa Electric Corp.	31,700	1,225,716
Z Holdings Corp.	620,000	1,915,545
ZOZO Inc.(c)	62,000	1,451,570

		119,746,089

Netherlands — 3.8%
Adyen NV(a)(b)	1,585	1,112,972
ASML Holding NV	71,634	18,780,851
Koninklijke Vopak NV	8,264	453,519
Randstad NV	18,153	1,005,329
Unilever NV	183,437	10,836,302
Wolters Kluwer NV	49,623	3,654,994

		35,843,967

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	97,085	1,192,291
Meridian Energy Ltd.	158,190	466,657
Ryman Healthcare Ltd.	41,064	339,976
Spark New Zealand Ltd.	506,699	1,455,758

		3,454,682

Norway — 0.3%
Equinor ASA	114,655	2,124,212

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	48,400	$906,195

		3,030,407

Portugal — 0.2%
Galp Energia SGPS SA	79,306	1,263,463
Jeronimo Martins SGPS SA	30,859	517,967

		1,781,430

Singapore — 1.3%
ComfortDelGro Corp. Ltd.	287,800	486,381
Oversea-Chinese Banking Corp. Ltd.(c)	519,900	4,186,858
SATS Ltd.	96,900	359,561
Singapore Exchange Ltd.	245,200	1,610,704
Singapore Technologies Engineering Ltd.	319,200	935,823
Singapore Telecommunications Ltd.	1,687,800	4,092,538
Venture Corp. Ltd.	32,200	374,537

		12,046,402

Spain — 2.4%
Amadeus IT Group SA	87,833	6,500,719
Enagas SA	12,345	305,616
Endesa SA	54,094	1,472,540
Iberdrola SA	647,280	6,649,450
Industria de Diseno Textil SA	210,608	6,567,270
Mapfre SA	195,668	545,743
Red Electrica Corp. SA	55,386	1,115,335

		23,156,673

Sweden — 2.6%
Alfa Laval AB	40,719	942,924
Assa Abloy AB, Class B	133,055	3,162,616
Atlas Copco AB, Class A	160,734	5,690,747
Atlas Copco AB, Class B	90,075	2,796,408
Boliden AB	59,138	1,593,803
Epiroc AB, Class A	142,612	1,607,555
Epiroc AB, Class B	81,471	887,917
Hennes & Mauritz AB, Class B	116,451	2,438,578
L E Lundbergforetagen AB, Class B	13,071	493,030
Sandvik AB	162,634	2,875,632
Skanska AB, Class B	52,335	1,116,308
SKF AB, Class B	62,709	1,136,134

		24,741,652

Switzerland — 12.3%
Adecco Group AG, Registered	26,410	1,565,196
Baloise Holding AG, Registered	8,583	1,584,822
Coca-Cola HBC AG	20,024	608,909
EMS-Chemie Holding AG, Registered	2,853	1,783,938
Geberit AG, Registered	8,888	4,509,078
Givaudan SA, Registered	1,657	4,864,787
Kuehne + Nagel International AG, Registered	13,367	2,158,633
Nestle SA, Registered	330,996	35,328,603
Partners Group Holding AG	6,200	4,833,078
Roche Holding AG, NVS	121,903	36,666,643
Schindler Holding AG, Participation Certificates, NVS	8,889	2,172,817
Schindler Holding AG, Registered	4,119	973,449
SGS SA, Registered	975	2,537,421
Sonova Holding AG, Registered	6,657	1,524,684
Swiss Life Holding AG, Registered	5,796	2,896,972
Swisscom AG, Registered	5,816	2,970,625
Zurich Insurance Group AG	27,785	10,854,946

		117,834,601

Security	Shares	Value

United Kingdom — 19.8%
3i Group PLC	247,295	$3,609,595
Admiral Group PLC	59,086	1,545,965
Ashtead Group PLC	81,156	2,465,771
Associated British Foods PLC	33,067	952,476
AstraZeneca PLC	174,081	16,896,803
BAE Systems PLC	551,013	4,108,366
Barratt Developments PLC	138,784	1,133,549
Berkeley Group Holdings PLC	21,295	1,212,727
BT Group PLC	2,089,281	5,534,122
Bunzl PLC	54,734	1,422,181
Burberry Group PLC	83,423	2,206,484
Centrica PLC	749,036	703,289
Compass Group PLC	271,807	7,231,323
Croda International PLC	32,391	2,018,575
Diageo PLC	383,688	15,711,488
Direct Line Insurance Group PLC	326,567	1,149,833
easyJet PLC	17,488	280,153
Experian PLC	182,514	5,734,280
Ferguson PLC	46,500	3,962,860
Halma PLC	61,422	1,489,058
Hargreaves Lansdown PLC	98,026	2,247,703
Imperial Brands PLC	124,392	2,724,140
Intertek Group PLC	35,694	2,471,982
ITV PLC	1,200,651	2,077,995
Johnson Matthey PLC	36,271	1,440,894
Legal & General Group PLC	1,304,986	4,452,972
London Stock Exchange Group PLC	69,029	6,211,554
M&G PLC(a)	489,956	1,355,498
Mondi PLC	90,079	1,862,080
National Grid PLC	323,398	3,771,731
Next PLC	18,758	1,597,638
Pearson PLC	165,678	1,462,550
Persimmon PLC	68,746	2,025,557
Prudential PLC	489,956	8,549,526
RELX PLC	262,782	6,317,938
Rio Tinto PLC	238,950	12,411,333
Royal Dutch Shell PLC, Class A	485,369	14,024,738
Royal Dutch Shell PLC, Class B	409,537	11,754,082
Sage Group PLC (The)	193,207	1,799,570
Schroders PLC	24,989	1,000,791
Smith & Nephew PLC	100,269	2,144,086
Smiths Group PLC	49,983	1,043,579
Spirax-Sarco Engineering PLC	12,408	1,272,433
SSE PLC	166,119	2,758,984
St. James’s Place PLC	132,718	1,787,782
Taylor Wimpey PLC	546,797	1,171,003
Unilever PLC	147,382	8,815,671
Whitbread PLC	23,567	1,238,430

		189,161,138

Total Common Stocks — 99.3% (Cost: $863,277,866)		948,178,047

Preferred Stocks

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	15,550	664,095

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	16,856	$1,752,288

		2,416,383

Total Preferred Stocks — 0.2% (Cost: $2,460,564)		2,416,383

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	1,570,663	1,571,448
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	246,000	246,000

		1,817,448

Total Short-Term Investments — 0.2% (Cost: $1,817,447)		1,817,448

Total Investments in Securities — 99.7% (Cost: $867,555,877)		952,411,878

Other Assets, Less Liabilities — 0.3%		2,773,889

Net Assets — 100.0%		$955,185,767

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,570,663	1,570,663	$1,571,448	$9,361	(a)	$(1,033)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	252,000	(6,000)	246,000	246,000	1,480		—	—

				$1,817,448	$10,841		$(1,033)	$1

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	5	12/19/19	$572	$(956)
Euro STOXX 50 Index	48	12/20/19	1,932	54,434
FTSE 100 Index	13	12/20/19	1,219	(5,313)
Nikkei 225 Index	6	12/12/19	637	34,832

				$82,997

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Quality Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$948,178,047	$—	$—	$948,178,047
Preferred Stocks	2,416,383	—	—	2,416,383
Money Market Funds	1,817,448	—	—	1,817,448

	$952,411,878	$—	$—	$952,411,878

Derivative financial instruments(a)
Assets
Futures Contracts	$89,266	$—	$—	$89,266
Liabilities
Futures Contracts	(6,269)	—	—	(6,269)

	$82,997	$—	$—	$82,997

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares